Shareholders' Equity - Schedule of Common Stock were Issued and Outstanding (Details) - Warrant [Member] - $ / shares			9 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Shareholders' Equity - Schedule of Common Stock were Issued and Outstanding (Details) [Line Items]
Warrants, Outstanding Balance	12,345,000	11,945,000			12,345,000	11,945,000
Weighted Average Exercise Price, Outstanding Balance	$ 11.22	$ 11.5			$ 11.22	$ 11.5
Weighted Average Remaining Contractual Term (Years), Outstanding Balance	4 years 11 months 4 days	5 years 11 months 23 days	4 years 4 months 2 days	5 years 11 months 23 days	4 years 11 months 4 days	5 years 11 months 23 days
Warrants, Exercisable	12,345,000				12,345,000
Weighted Average Exercise Price, Exercisable	$ 11.22				$ 11.22
Weighted Average Remaining Contractual Term (Years), Exercisable					4 years 11 months 4 days
Warrants, Issued					400,000
Weighted Average Exercise Price, Issued					$ 0.35
Weighted Average Remaining Contractual Term (Years), Issued					1 month 28 days
Warrants, Expired
Weighted Average Exercise Price, Expired
Weighted Average Remaining Contractual Term (Years), Expired